Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax expense	$ 1,147	$ 170	$ 172
Deferred income tax expense (benefit)	103	39	(35)
Effective consolidated income tax expense rate	$ 1,250	$ 209	$ 137